Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions		12 Months Ended
	Feb. 21, 2014 shares	Dec. 31, 2016 USD ($) Segment shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Jan. 28, 2014 shares	Sep. 02, 2013
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments | Segment		2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share | shares		6,000,000	8,000,000	7,000,000
Number of common stock authorized to be issued | shares					6,250,000,000
Increase (Decrease) in Depreciation expenses		$ 14,227	$ 14,323	$ 14,966
Wireless license period		10 years
Stock Purchase Agreement
Organization And Summary Of Significant Accounting Policies [Line Items]
Common shares issued | shares	1,270,000,000
Stock Purchase Agreement | Cellco Partnership DBA Verizon Wireless
Organization And Summary Of Significant Accounting Policies [Line Items]
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture						45.00%
Accounting Standards Update 2016-15
Organization And Summary Of Significant Accounting Policies [Line Items]
New accounting standard update		$ 1,100
Accounting Standards Update 2014-09
Organization And Summary Of Significant Accounting Policies [Line Items]
New accounting standard update		$ 4,200
Minimum | Leasehold Improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life (years)		5 years
Maximum | Leasehold Improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life (years)		20 years
Property Plant and Equipment by Estimated Useful Life
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase (Decrease) in Depreciation expenses		$ 300	$ 400	$ 600
Property Plant and Equipment by Estimated Useful Life | Leasehold Improvements
Organization And Summary Of Significant Accounting Policies [Line Items]
Increase (Decrease) in Depreciation expenses		$ 200
Property, Plant and Equipment, Useful Life (years)		7 years	5 years
Non-Network Internal-Use Software | Minimum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		3 years
Non-Network Internal-Use Software | Maximum
Organization And Summary Of Significant Accounting Policies [Line Items]
Useful life for finite-lived intangible assets, years		8 years
Increase in number of authorized common shares
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of common stock authorized to be issued | shares					2,000,000,000